Statements of Financial Position - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
Current assets
Cash	$ 4,502,858	$ 1,414,013
Amounts receivable and other assets	159,569	110,319
Marketable securities	5,509	5,514
Total Current assets	4,667,936	1,529,846
Non-current assets
Investment in Aurora Minerals	1	1
Restricted cash	514,546	514,546
Right-of-use asset	157,518	1,681
Total assets	5,340,001	2,046,074
Current Liabilities
Accounts payable and accrued liabilities	1,252,336	894,353
Advanced contributions received	1,451,819	529,583
Director's loan	1,075,778	1,050,846
Due to related parties	207,242	311,905
Lease liability	24,442	2,347
Total Current Liabilities	4,011,617	2,789,034
Non-current liabilities
Lease liability	133,457	0
Total liabilities	4,145,074	2,789,034
Shareholders' Equity (deficiency)
Share capital	69,746,914	69,645,197
Reserves	4,492,880	4,482,430
Accumulated deficit	(73,044,867)	(74,870,587)
Total Shareholders' Equity	1,194,927	(742,960)
Total liabilities and shareholders' equity	$ 5,340,001	$ 2,046,074